SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
Summary of Selected Financial Information Relating to Group's Segments

The following table presents selected financial information relating to the Group’s segments:

	Overseas art study	Other educational
For the year ended December 31, 2023:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	201,955,180	19,663,788	—	221,618,968
Operating cost and expenses:
Cost of revenues	96,661,054	10,225,877	74,828	106,961,759
Research and development	3,672,094	114,516	843,270	4,629,880
Selling and marketing	73,182,842	5,437,897	116,753	78,737,492
Unallocated corporate expenses*	—	—	—	72,816,606
Total operating cost and expenses	173,515,990	15,778,290	1,034,851	263,145,737
Other operating income, net	30,865	—	—	30,865
Income (Loss) from operations	28,470,055	3,885,498	(1,034,851)	(41,495,904)
Unallocated other income, net				973,654
Loss before income taxes				(40,522,250)

	Overseas art study	Other educational
For the year ended December 31, 2022:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	181,833,076	24,657,609	330,189	206,820,874
Operating cost and expenses:
Cost of revenues	92,389,567	11,552,359	373,930	104,315,856
Research and development	5,903,055	—	887,736	6,790,791
Selling and marketing	69,398,473	5,736,053	131,200	75,265,726
Unallocated corporate expenses*	—	—	—	77,051,580
Total operating cost and expenses	167,691,095	17,288,412	1,392,866	263,423,953
Other operating income, net	—	—	16,515	16,515
Income (Loss) from operations	14,141,981	7,369,197	(1,046,162)	(56,586,564)
Unallocated other income, net				2,070,949
Loss before income taxes				(54,515,615)

	Overseas art study	Other educational
For the year ended December 31, 2021:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	181,035,267	21,174,198	—	202,209,465
Operating cost and expenses:
Cost of revenues	81,964,815	14,154,713	1,294,387	97,413,915
Research and development	4,176,398	3,148,402	4,476,745	11,801,545
Selling and marketing	60,436,932	5,598,532	113,996	66,149,460
Unallocated corporate expenses*	—	—	—	93,256,046
Total operating cost and expenses	146,578,145	22,901,647	5,885,128	268,620,966
Other operating income, net	—	—	22,018	22,018
Income (Loss) from operations	34,457,122	(1,727,449)	(5,863,110)	(66,389,483)
Unallocated other income, net				28,439,789
Loss before income taxes				(37,949,694)

*Unallocated corporate expenses represent the general and administrative expenses for the years ended December 31, 2021, 2022 and 2023.